Intangible and Crypto Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible and Crypto Assets [Abstract]
Schedule of Intangible and Crypto Assets

Intangible and crypto assets consisted of the following:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Crypto assets under the cost-less-impairment model:
WECAN tokens	-	500

Crypto assets and related balances:
USDC tokens and related market-maker receivable	82	-
Total crypto assets and related balances, net	82	500

Intangible assets subject to amortization:
Trademarks	1,912	676
Patents	2,282	2,281
License agreements	5,336	5,449
Customer relationships	12,730	13,127
Technology	12,908	-
Other intangibles	3,624	5,277
Total intangible assets, gross	38,874	27,310
Accumulated amortization for:
Trademarks	(82)	(31)
Patents	(2,281)	(2,281)
License agreements	(3,365)	(2,463)
Customer relationships	(614)	(288)
Technology	(219)	-
Other intangibles	(1,908)	(1,294)
Total accumulated amortization	(8,469)	(6,357)
Total intangible assets subject to amortization, net	30,323	20,453
Total intangible assets, net	30,405	20,953
Amortization charge for the 6 months ended June 30,	2,296	-

Schedule of Useful Economic Life of Intangible Assets

The useful economic life of intangible assets is as follows:

●	Technology	15 years

●	Trademarks	9 to 15 years

●	Patents	5 to 10 years

●	License agreements	1 to 3 years

●	Customer relationships	19 years

●	Other intangibles	2 to 9 years

Schedule of Future Amortization Charges

Future amortization charges are detailed below:

Future estimated aggregate amortization expense Year	USD’000
2026	2,647
2027	3,306
2028	2,053
2029	1,786
2030 and beyond	20,531
Total intangible assets subject to amortization, net	30,323